Cover	Jan. 13, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 13, 2025
Entity Registrant Name	Compass, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40291
Entity Tax Identification Number	30-0751604
Entity Address, Address Line One	110 Fifth Avenue, 4th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(212)
Local Phone Number	913-9058
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.00001 par value per share
Trading Symbol	COMP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001563190
Amendment Flag	true
Amendment Description	This amendment is being filed to amend and supplement Item 9.01 of the Current Report on Form 8-K filed by the Company on January 13, 2025 (the "Original Report"), to include the historical financial statements of At World Properties Holdings, LLC and the unaudited pro forma condensed combined financial information required pursuant to Article 11 of Regulation S-X. The accounts of At World Properties Holdings, LLC and its consolidated subsidiaries represent substantially all of the assets and liabilities acquired as a part of the Transaction. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.